Parent Entity Financial Information (Tables)	12 Months Ended
Jun. 30, 2026
Parent Entity Financial Information [Abstract]
Schedule of Financial Statements

The individual financial statements for the parent entity shows the following aggregate amounts:

	30 June 2026 $	30 June 2025 $
Statement of financial position
Current assets	21,648,230	39,621,179
Non-current assets	65,272,919	40,000,365
Total assets	86,921,149	79,621,544
Current liabilities	16,967,577	14,091,574
Non-current liabilities	20,537,925	29,653,015
Total liabilities	37,505,502	43,744,588

Shareholders’ equity
Issued capital	209,933,371	176,558,493
Other equity	-	849,544
Reserves
Shares to be issued	-	-
Share-based payments	13,873,018	13,197,222
Equity Settled Payments	-	-
Retained earnings	(174,390,743)	(154,728,303)
	49,415,647	35,876,956
Loss for the year	(39,945,543)	(32,205,611)

Total comprehensive loss	(39,945,543)	(32,205,611)